Plan Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Plan Interest in Master Trust

3. PLAN INTEREST IN MASTER TRUST

Certain of the Plan’s investments are held in a Master Trust that was established for the Plan and the other employee benefit plan of Dominion Energy and its subsidiaries. Investment income and expenses are allocated to the individual plans based upon average monthly balances invested by each participant.

The net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Short-term securities	$380,511,478	$352,039,664	$396,825,975	$367,046,314
Common/collective trust funds(1)	2,532,110,557	2,297,331,052	2,249,157,863	2,042,849,651
Total Investments	2,912,622,035	2,649,370,716	2,645,983,838	2,409,895,965
Receivables	1,395,917	1,228,452	4,942	4,571
Payables	(484,271)	(448,035)	(279,463)	(258,491)
Total Master Trust	$2,913,533,681	$2,650,151,133	$2,645,709,317	$2,409,642,045
(1)
As of December 31, 2025 and 2024, Master Trust amount includes short-term investment fund of $612,747 and $462,656, respectively, and Plan’s Interest in Master Trust amount includes short-term investment fund of $557,355 and $421,375, respectively. The short-term investment fund is the BNY EB Temporary Investment Fund which is comprised of money market instruments with short-term maturities used for temporary investment and is not an investment option for participants.

The net investment income for the Master Trust for the year ended December 31, 2025 was as follows:

Interest and dividends	$18,836,797
Net investment appreciation	365,038,439
Net investment Income of the Master Trust	$383,875,236